SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Intangible Assets, Net (Details)	12 Months Ended
Jun. 30, 2022
Distribution channel
INTANGIBLE ASSETS, NET
Estimated Useful Life	10 years
Technology
INTANGIBLE ASSETS, NET
Estimated Useful Life	10 years
Other
INTANGIBLE ASSETS, NET
Estimated Useful Life	5 years